Employees' Stock Incentive Plans (Notes)	12 Months Ended
Dec. 28, 2019
Share-based Payment Arrangement [Abstract]
Employees' Stock Incentive Plans	Employees’ Stock Incentive Plans
We grant equity awards, including stock options, restricted stock units (“RSUs”), and performance share units (“PSUs”), to select employees to provide long-term performance incentives to our employees.
Stock Plans
We had activity related to equity awards from the following plans in 2019, 2018, and 2017:
2016 Omnibus Incentive Plan:
In April 2016, our Board of Directors approved the 2016 Omnibus Incentive Plan (“2016 Omnibus Plan”), which authorized grants of options, stock appreciation rights, RSUs, deferred stock, performance awards, investment rights, other stock-based awards, and cash-based awards. This plan authorizes the issuance of up to 18 million shares of our common stock. Equity awards granted under the 2016 Omnibus Plan prior to 2019 generally have a five-year cliff vest period. Equity awards granted under the 2016 Omnibus Plan in 2019 include three-year and five-year cliff vest periods as well as awards that become exercisable in annual installments over three to four years beginning on the second anniversary of the original grant date. Non-qualified stock options have a maximum exercise term of 10 years. Equity awards granted under the 2016 Omnibus Plan since inception include non-qualified stock options, RSUs, and PSUs.
2013 Omnibus Incentive Plan:
Prior to approval of the 2016 Omnibus Plan, we issued non-qualified stock options to select employees under the 2013 Omnibus Incentive Plan (“2013 Omnibus Plan”). As a result of the 2015 Merger, each outstanding Heinz stock option was converted into 0.443332 of a Kraft Heinz stock option. Following this conversion, the 2013 Omnibus Plan authorized the issuance of up to 17,555,947 shares of our common stock. Non-qualified stock options awarded under the 2013 Omnibus Plan have a five-year cliff vest period and a maximum exercise term of 10 years. These non-qualified stock options will continue to vest and become exercisable in accordance with the terms and conditions of the 2013 Omnibus Plan and the relevant award agreements.
Kraft 2012 Performance Incentive Plan:
Prior to the 2015 Merger, Kraft issued equity-based awards, including stock options and RSUs, under its 2012 Performance Incentive Plan. As a result of the 2015 Merger, each outstanding Kraft stock option was converted into an option to purchase a number of shares of our common stock based upon an option adjustment ratio, and each outstanding Kraft RSU was converted into one Kraft Heinz RSU. These Kraft Heinz equity awards will continue to vest and become exercisable in accordance with the terms and conditions that were applicable immediately prior to the completion of the 2015 Merger. These options generally become exercisable in three annual installments beginning on the first anniversary of the original grant date, and have a maximum exercise term of 10 years. RSUs generally cliff vest on the third anniversary of the original grant date. In accordance with the terms of the 2012 Performance Incentive Plan, vesting generally accelerates for holders of Kraft awards who are terminated without cause within 2 years of the 2015 Merger Date.
In addition, prior to the 2015 Merger, Kraft issued performance-based, long-term incentive awards (“Performance Shares”), which vested based on varying performance, market, and service conditions. In connection with the 2015 Merger, all outstanding Performance Shares were converted into cash awards, payable in two installments: (i) a 2015 pro-rata payment based upon the portion of the Performance Share cycle completed prior to the 2015 Merger and (ii) the remaining value of the award to be paid on the earlier of the first anniversary of the closing of the 2015 Merger and a participant's termination without cause.
Stock Options
We use the Black-Scholes model to estimate the fair value of stock option grants. Our weighted average Black-Scholes fair value assumptions were:

	December 28, 2019	December 29, 2018	December 30, 2017
Risk-free interest rate	1.46%	2.75%	2.25%
Expected term	6.5 years	7.5 years	7.5 years
Expected volatility	31.2%	21.3%	19.6%
Expected dividend yield	5.3%	3.6%	2.8%
Weighted average grant date fair value per share	$4.11	$10.26	$14.24
The risk-free interest rate represented the constant maturity U.S. Treasury rate in effect at the grant date, with a remaining term equal to the expected life of the options. The expected life is the period over which our employees are expected to hold their options. Due to the lack of historical data, we calculated expected life using the weighted average vesting period and the contractual term of the options. In 2019 and 2018, we estimated volatility using a blended volatility approach of term-matched historical volatility from our daily stock prices and weighted average implied volatility. In 2017, we estimated volatility using a blended approach of implied volatility and peer volatility. We calculated peer volatility as the average of the term-matched, leverage-adjusted historical volatilities of Colgate-Palmolive Co., The Coca-Cola Company, Mondelēz International, Altria Group, Inc., PepsiCo, Inc., and Unilever plc. We estimated the expected dividend yield using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded.
Our stock option activity and related information was:

	Number of Stock Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value (in millions)	Average Remaining Contractual Term
Outstanding at December 29, 2018	18,259,965	$44.64
Granted	1,880,648	25.41
Forfeited	(1,771,653)	66.89
Exercised	(730,460)	23.81
Outstanding at December 28, 2019	17,638,500	41.22	$42	4 years
Exercisable at December 28, 2019	11,539,568	33.89	51	3 years
The aggregate intrinsic value of stock options exercised during the period was $10 million in 2019, $67 million in 2018, and $124 million in 2017.
Cash received from options exercised was $17 million in 2019, $56 million in 2018, and $66 million in 2017. The tax benefit realized from stock options exercised was $18 million in 2019, $23 million in 2018, and $44 million in 2017.
Our unvested stock options and related information was:

	Number of Stock Options	Weighted Average Grant Date Fair Value (per share)
Unvested options at December 29, 2018	7,767,917	$10.16
Granted	1,880,648	4.11
Vested	(2,140,396)	7.12
Forfeited	(1,409,237)	11.51
Unvested options at December 28, 2019	6,098,932	9.04
Restricted Stock Units
RSUs represent a right to receive one share or the value of one share upon the terms and conditions set forth in the plan and the applicable award agreement.
We used the stock price on the grant date to estimate the fair value of our RSUs. Certain of our RSUs are not dividend-eligible. We discounted the fair value of these RSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of RSUs is amortized to expense over the vesting period.
The weighted average grant date fair value per share of our RSUs granted during the year was $25.77 in 2019, $58.59 in 2018, and $91.25 in 2017. Our expected dividend yield was 5.39% in 2019 and 3.31% in 2018. All RSUs granted in 2017 were dividend-eligible.
Our RSU activity and related information was:

	Number of Units	Weighted Average Grant Date Fair Value (per share)
Outstanding at December 29, 2018	2,338,958	$68.49
Granted	8,091,999	25.77
Forfeited	(959,485)	50.16
Vested	(75,563)	76.38
Outstanding at December 28, 2019	9,395,909	33.51
The aggregate fair value of RSUs that vested during the period was $2 million in 2019, $9 million in 2018, and $12 million in 2017.
Performance Share Units
PSUs represent a right to receive one share or the value of one share upon the terms and conditions set forth in the plan and the applicable award agreement and are subject to achievement or satisfaction of performance or market conditions specified by the Compensation Committee of our Board of Directors.
For our PSUs that are tied to performance conditions, we used the stock price on the grant date to estimate the fair value. The PSUs are not dividend-eligible; therefore, we discounted the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.
In 2019, in addition to the performance-based PSUs granted, we granted PSUs to our Chief Executive Officer that are tied to market-based conditions. The grant date fair value of these PSUs was determined based on a Monte Carlo simulation model. A discount was applied to the Monte Carlo valuation to reflect the lack of marketability during a mandatory post-vest holding period of three years. The related compensation expense is recognized regardless of whether the market condition is satisfied, provided that the requisite service has been provided. The number of PSUs that ultimately vest is based on achievement of the market-based components.
The weighted average grant date fair value per share of our PSUs granted during the year was $25.31 in 2019, $56.31 in 2018, and $79.85 in 2017. Our expected dividend yield was 5.39% in 2019, 3.31% in 2018, and 2.73% in 2017.
Our PSU activity and related information was:

	Number of Units	Weighted Average Grant Date Fair Value (per share)
Outstanding at December 29, 2018	3,252,056	$59.24
Granted	4,832,626	25.31
Forfeited	(1,271,023)	54.67
Outstanding at December 28, 2019	6,813,659	36.03
Total Equity Awards
Equity award compensation cost and the related tax benefit was (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Pre-tax compensation cost	$46	$33	$46
Related tax benefit	(9)	(7)	(14)
After-tax compensation cost	$37	$26	$32
Unrecognized compensation cost related to unvested equity awards was $365 million at December 28, 2019 and is expected to be recognized over a weighted average period of three years.